Equity - Share-based Compensation (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expense from share-based payment transactions with employees	$ 3,125	$ 3,024
Option Expense
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expense from share-based payment transactions with employees	1,245	1,414
DSU Expense
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expense from share-based payment transactions with employees	679	300
RSU Expense
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expense from share-based payment transactions with employees	$ 1,201	$ 1,310